Share-based payments - Share purchase plan (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 11, 2014 MXN ($) $ / $	Nov. 11, 2014 USD ($) $ / $	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2023 EquityInstruments $ / $ shares	Dec. 31, 2022 EquityInstruments $ / $ shares	Dec. 31, 2021 $ / $ EquityInstruments	Apr. 29, 2024 MXN ($)	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $
Share purchase plan
Exchange rate						16.89	19.36	20.5835	17.1883	524.7900	7.8301	3,822.05	594.9700	7.8515	4,810.20	645.900	7.7285	3,981.16
Forfeited during the year						(330,453)	(103,712)
Share purchase plan
Share purchase plan
Special bonus granted	$ 10,831,000	$ 797
Exchange rate | $ / $	13.58	13.58
Special bonus net of withheld taxes	$ 7,059,000	$ 520
Cost of extensions to LTIP approved | $			$ 5,708	$ 5,703	$ 5,086
Cost of extensions net of withheld taxes | $			$ 3,711	$ 3,707	$ 3,307
Forfeited during the year						(330,453)	(103,712)	(551,732)
Outstanding at end of the year						9,163,300
Share purchase plan | Series A shares
Share purchase plan
Outstanding at beginning of the year						6,579,214	4,490,421
Purchased during the year | shares						5,847,018	4,354,473
Exercised/vested during the year						(2,932,479)	(2,161,968)
Forfeited during the year						(330,453)	(103,712)
Outstanding at end of the year						9,163,300	6,579,214	4,490,421